Note 3 - Inventory (Tables)	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Network equipment purchased for resale	¥350,976	¥503,334	$4,888
Work in process	950,708	1,166,924	11,331

Total inventories	¥1,301,684	¥1,670,258	$16,219